OTHER INCOME, BY FUNCTION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Operating Income Text Block Abstract
Schedule of other income by function
	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$

Tours	24,068	11,209	22,499
Aircraft leasing	18,164	6,852	46,045
Customs and warehousing	30,323	27,089	25,138
Maintenance	7,995	15,602	18,579
Income from non-airlines products latam pass	23,954	40,481	42,913
Other miscellaneous income (*)	49,782	126,098	255,828
Total	154,286	227,331	411,002

(*)	Included within this amount are ThUS$30,408 in December 2022, ThUS$118,188 in December 2021 and ThUS$ 132,467 in 2020 and related to the compensation of Delta Air Lines Inc. for the JBA signed in 2019.